CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - GBP (£) £ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Property, plant and equipment	£ 2,154	£ 1,983	£ 2,529
Intangible assets	12,379	12,374	27,647
Other receivables due in greater than one year	2,625	469	465
Total non-current assets	17,158	14,826	30,641
Current assets
Inventories			941
Trade and other receivables	992	1,323	3,242
Taxation	1,817	1,952	1,196
Cash and cash equivalents	10,928	2,343	13,204
Total current assets	13,737	5,618	18,583
Total assets	30,895	20,444	49,224
Non-current liabilities
Borrowings	5,670	884	6,185
Provisions		165
Total non-current liabilities	5,670	1,049	6,185
Current liabilities
Trade and other payables	4,494	2,103	8,002
Borrowings	412	368	361
Provisions	97
Derivative financial liability	664
Total current liabilities	5,667	2,471	8,363
Total liabilities	11,337	3,520	14,548
Issued capital and reserves attributable to owners of the parent
Share capital	1,023	1,003	1,003
Share premium	65,879	52,939	52,939
Merger reserve	53,003	53,003	53,003
Foreign exchange reserve	(508)	(301)	2,385
Accumulated deficit	(99,839)	(89,720)	(74,654)
Total equity	19,558	16,924	34,676
Total equity and liabilities	£ 30,895	£ 20,444	£ 49,224